Condensed Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 2,129,451	$ 1,757,241	$ 17,276
Prepaid expenses		333,403	0
Due from stockholder		0	24,614
Prepaid expenses and other current assets	81,134	333,403
Total current assets	2,210,585	2,090,644	41,890
Property and equipment, net	35,419	37,364	4,688
Operating lease right-of-use assets, net	60,611	81,607	0
Other assets	0	6,006	0
Deferred transaction costs	2,290,926	1,874,924	0
Total assets	4,597,541	4,090,545	46,578
Current liabilities:
Accounts payable	1,832,384	97,937	0
Accrued expenses	11,908,228	17,383,394	70,725
Operating lease liabilities, current portion	20,946	37,731	0
Total current liabilities	13,761,558	17,519,062	70,725
Operating lease liabilities	10,023	12,499	0
Simple Agreements for Future Equity	34,524,160	46,358,393	566,404
Total liabilities	48,295,741	63,889,954	637,129
Commitments and contingencies
Stockholders' deficit:
Ordinary shares	255	255	250
Additional paid-in capital	15,302,584	12,568,471	2,755
Accumulated deficit	(59,001,039)	(72,368,135)	(593,556)
Total stockholders' deficit	(43,698,200)	(59,799,409)	(590,551)
Total liabilities and stockholders' deficit	4,597,541	4,090,545	46,578
GIGCAPITAL7 CORP [Member]
Current assets
Cash	54,692	89,362	1,344,228
Prepaid expenses and other current assets	154,351	151,344	207,680
Total current assets	209,043	240,706	1,551,908
Cash and marketable securities held in Trust Account	213,506,528	211,637,310	203,188,704
Other assets		0	85,984
Total assets	213,715,571	211,878,016	204,826,596
Current liabilities:
Accounts payable	333,683	170,775	25,439
Accrued expenses	622,747	123,464	114,000
Convertible working capital loan—related party	132,776	0
Related party payable	5,738	4,053	34,048
Derivative liability	15,706	0
Accrued legal services	2,649,839	1,818,095	0
Total current liabilities	3,760,489	2,116,387	173,487
Warrant liability	1,182,642	1,524,790	241,735
Total liabilities	4,943,131	3,641,177	415,222
Commitments and contingencies
Stockholders' deficit:
Preferred shares	0	0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(4,635,421)	(3,301,804)	1,321,337
Total stockholders' deficit	(4,634,088)	(3,300,471)	1,322,670
Total liabilities and stockholders' deficit	213,715,571	211,878,016	204,826,596
GIGCAPITAL7 CORP [Member] | Class A Ordinary Shares
Current liabilities:
Class A ordinary shares subject to possible redemption, par value of $0.0001 per share; 200,000,000 shares authorized; 20,000,000 shares at a redemption value of $10.67 per share and $10.58 per share as of March 31, 2026 and December 31, 2025, respectively	213,406,528	211,537,310	203,088,704
Stockholders' deficit:
Ordinary shares	0	0	0
GIGCAPITAL7 CORP [Member] | Class B Ordinary Shares
Stockholders' deficit:
Ordinary shares	$ 1,333	$ 1,333	$ 1,333